Shareholder Report, Holdings (Details) - GammaRoad Market Navigation ETF	Feb. 28, 2025
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%